11/30/2005 13:02 FAX 2123065325 LISTING QUALIE 002

**AMERICAN STOCK EXCHANGE®**
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Cert AMX

[redacted]

05072034

1-12233

RECD S.E.C.
NOV 3 0 2005
077

DEC 01 2005

November 30, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on November 14, 2005 the American Stock Exchange LLC (the "Exchange") received from Bexil Corporation (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Rights to Purchase Series A Participating
Preferred Stock

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl